Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 198	$ 36	$ 19
Restricted cash, current (Note 1)	22	20	24
Accounts receivable – net (Note 12)	1,166	970	944
Amounts receivable from members related to income taxes (Note 9)	48	30	4
Materials and supplies inventories - at average cost	605	462	341
Prepayments and other current assets (Note 12)	139	124	101
Total current assets	2,178	1,642	1,433
Restricted cash, noncurrent (Note 1)	261	206	108
Investments and other property (Note 12)	196	183	158
Property, plant and equipment – net (Note 12)	35,701	31,769	28,057
Goodwill (Notes 1 and 12)	4,740	4,740	4,740
Regulatory assets (Note 2)	1,919	1,671	1,556
Operating Lease, Right-of-Use Asset	241	209	122
Right-of-use operating lease and other assets		240	142
Other noncurrent assets (Note 12)	112	31
Total assets	45,348	40,451	36,194
Current liabilities:
Short-term borrowings (Note 4)	0	594	282
Accounts payable – trade	1,022	770	600
Amounts payable to members related to income taxes (Note 9)	22	29	27
Accrued taxes other than amounts related to income	249	274	261
Accrued interest	269	149	117
Operating lease and other current liabilities (Note 6)	405	367	338
Total current liabilities	1,967	2,183	1,625
Long-term debt, noncurrent (Note 5)	17,958	15,234	13,294
Liability in lieu of deferred income taxes (Note 9)	2,765	2,552	2,320
Regulatory liabilities (Note 2)	3,087	2,973	3,000
Employee benefit plan obligations (Note 8)	1,244	1,384	1,442
Operating lease obligations	220	193	112
Other noncurrent obligations (Note 12)	436	302
Operating lease and other obligations (Notes 3 and 13)		495	305
Total liabilities	27,677	24,821	21,986
Commitments and contingencies (Note 6)
Membership interests (Note 7):
Capital account – number of units outstanding at September 30, 2025 and December 31, 2024 – 635,000,000	17,918	15,814	14,388
Accumulated other comprehensive loss	(247)	(184)	(180)
Total membership interests	17,671	15,630	14,208
Total liabilities and membership interests	$ 45,348	$ 40,451	$ 36,194